Intangible assets (Detail Textuals) $ in Thousands, $ in Thousands		12 Months Ended
	Sep. 30, 2019 CAD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	Dec. 17, 2020 CAD ($)	Sep. 30, 2019 USD ($)
Disclosure of detailed information about intangible assets [line items]
Fair value of deferred payment payable current		$ 634
Fair value of deferred payment payable		$ 591
Initial amortization period of intangible assets		4 years 3 months 18 days
Remaining amortization period of intangible assets		9 years 1 month 6 days
Write-down of intangible assets				$ 6,321
Extend Amortization Period Of Intangible Assets		7 years
Zydus
Disclosure of detailed information about intangible assets [line items]
Upfront payment	$ 6,622					$ 5,000
Deferred payment	2,649					$ 2,000
Marley Drug Inc [Member]
Disclosure of detailed information about intangible assets [line items]
Amortization of intangibles assets recorded in selling expense		$ 897	$ 38	0
Upfront payment					$ 7,781
Accumulated amortization and impairment losses
Disclosure of detailed information about intangible assets [line items]
Amortization of the acquired intangible assets		$ 1,841	$ 2,428	$ 1,438
Patents And Drug Approval [Member]
Disclosure of detailed information about intangible assets [line items]
Additions	8,930
Transfers within intangible assets	$ 1,457